Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 97	$ 106
Deferral on new transactions	84	100
Recognised in the income statement during the period	(100)	(99)
– amortisation	(53)	(61)
– subsequent to unobservable inputs becoming observable	(10)	0
– maturity, termination or offsetting derivative	(37)	(38)
Exchange differences	3	(8)
Unamortised balance at end of period	$ 84	$ 99